COMPANY'S OPERATIONS - Cerrado Project Approval (Details) - Cerrado Project R$ in Thousands	May 12, 2021 BRL (R$) T
COMPANY'S OPERATIONS
Annual capacity to produce eucalyptus pulp (in tons) | T	2,300,000
Estimated industrial capital investment | R$	R$ 14,700,000